OCC CASH RESERVES

                                                                January 14, 1999
Dear Shareholder:

In the fiscal year ended November 30, 1998, the Portfolios of the OCC Cash Reserves continued to meet their objectives of providing safety of principal, liquidity and maximum current income through investments in taxable and tax-exempt securities. Detailed information about each of the fund's five Portfolios is presented in the Investment Review and financial statements that follow.

During the last half of the year the Federal Reserve lowered the Federal
Funds Rate, the interest rate banks charge one another for overnight loans, from 5.50% to 4.75%. This was done in three stages, one of which occurred between Federal Open Market Committee Meetings. The last time the Fed reduced interest rates between meetings was in 1994. These moves demonstrated the Fed's concern that the economic problems of many nations around the world and the volatility in both U.S. and foreign equity markets could exacerbate the softening of the U.S. economy. The lower Federal Funds Rate seems to have calmed U.S. Markets for the present and at their meeting on December 22nd the Fed did not find it necessary to take any further action. The Fed will continue to carefully monitor worldwide economic activity, especially the levels of unemployment and inflation here in the U.S.

Regardless of what the Fed may do in the future, we will continue to seek to provide after-tax income in excess of the rate of inflation while preserving our shareholders' capital.

Enclosed with this Annual Report is important tax information about the Government Portfolio and each of the Municipal Portfolios which may prove valuable in reducing your state or local tax liability. Please share this information with your tax adviser.

We at OCC Cash Reserves and OpCap Advisors, the investment adviser to the Fund, want to thank you for your support and look forward to continuing to serve your money market fund needs.


                                        Sincerely,

                                        /s/ Joseph M. La Motta

                                        Joseph M. La Motta
                                        President


==============================

OCC Cash Reserves
One World Financial
Center
New York, NY 10281


Taxable
Primary Portfolio
Government Portfolio

Tax-Exempt
General Municipal Portfolio
California Municipal Portfolio
New York Municipal Portfolio

For more information or
assistance with your account
please call:
1-800-401-6672

==============================

================================================================================
INVESTMENT REVIEW
================================================================================

Primary Portfolio

Objective

Seeks safety of principal, liquidity and maximum current income from investments in a diversified portfolio of high-quality money market securities. The Primary Portfolio invests in a range of high-quality securities: marketable obligations of, or guaranteed by, the United States Government, its agencies or instrumentalities; U.S. dollar-denominated certificates of deposit and bankers' acceptances; interest-bearing time deposits; domestic or foreign commercial paper of prime quality and participation interests in loans of equivalent quality extended by banks to such companies; and repurchase agreements that are collateralized in full each day by U.S. Government securities.

Annual Review

During the fiscal year ended November 30, 1998, the daily dividends of the Primary Portfolio averaged 4.79% on an annual basis or 4.90% compounded monthly. At the fiscal year-end the Portfolio had a seven-day compounded yield of 4.55%, down from 4.92% at the beginning of the year. The average maturity of the Portfolio during the year ranged from a low of 46 days to a high of 70 days and on November 30, 1998 was 64 days.

Government Portfolio

Objective

Seeks safety of principal, liquidity and maximum current income from investments in a diversified portfolio of high-quality money market securities. The Government Portfolio invests in: marketable obligations of, or guaranteed by, the United States Government, its agencies or instrumentalities; and repurchase agreements that are collateralized in full each day by such securities.

Annual Review

The Government Portfolio's daily dividend averaged 4.53% on an annual basis or 4.63% compounded monthly for the fiscal year ended November 30, 1998. On November 30, 1998, the seven-day compounded yield of the Portfolio was 4.21%, down from 4.71% at November 30, 1997. The average maturity of the Portfolio during the year ranged from 30 days to 68 days. On November 30, 1998, it was 46 days.

General Municipal Portfolio

Objective

Seeks safety of principal, liquidity and maximum current income that is exempt from Federal income taxes, from investments in a diversified portfolio of high-grade municipal money market securities. Types of investments include municipal notes, short-term municipal bonds, short-term discount notes and participation interests in any of the foregoing.

Annual Review

Daily dividends of the General Municipal Portfolio averaged 2.63% on an annual basis and 2.66% compounded monthly during the fiscal year ended November 30, 1998. For an investor not subject to the alternative minimum tax in the top Federal income tax bracket of 39.6%, the effective compounded monthly yield was equivalent to a taxable return of 4.40%. The seven-day compounded yield on November 30, 1998 was 2.43% compared with the beginning of the fiscal year when it was 2.96%. Average maturity for the Portfolio ranged from 35 days to 80 days and on November 30, 1998 was 59 days.

California Municipal Portfolio

Objective

Seeks safety of principal, liquidity and maximum current income that is exempt from Federal and California personal income taxes, from investments in a diversified portfolio of high-grade municipal money market securities. The California municipal securities in which the Portfolio invests include municipal notes, short-term municipal bonds, short-term discount notes and participation interests in the foregoing.

Annual Review

For the year ended November 30, 1998, the daily dividend averaged 2.37% on an annual basis and 2.39% compounded monthly. For a person not subject to the alternative minimum tax in the top Federal and California income tax brackets of 39.6% and 9.3%, respectively, the monthly compounded return would be equivalent to a taxable return of 4.36%. Between November 30, 1997 and November 30, 1998, the seven-day compounded yield fell from 2.81% to 2.07%. The average maturity of the securities in the Portfolio ranged from 21 days to 80 days and was 51 days on November 30, 1998.

================================================================================

================================================================================

New York Municipal Portfolio

Objective

Seeks safety of principal, liquidity and maximum current income that is exempt from Federal, New York State and New York City income taxes, from investments in a portfolio of high-grade municipal money market securities. The New York municipal securities in which the Portfolio invests include municipal notes, short-term municipal bonds, short-term discount notes and participation interests in any of the foregoing.

Annual Review

In the year ended November 30, 1998, the daily dividends of the Portfolio averaged 2.47% on an annual basis and 2.50% compounded monthly. This was equivalent to an effective taxable yield of 4.67% for a person not subject to the alternative minimum tax in the top Federal, New York State and New York City tax brackets of 39.6%, 6.85% and 4.46%, respectively. The seven-day compounded yield fell from 2.86% to 2.18% between the 1997 and 1998 fiscal year-ends. The average maturity of the Portfolio ranged between 28 days to 57 days. On November 30, 1998, it was 48 days.

November 30, 1998
================================================================================
SCHEDULES OF INVESTMENTS
================================================================================

--------------------------------------------------------------------------------
PRIMARY PORTFOLIO
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Principal
Amount
(000)                                                                      Value
--------------------------------------------------------------------------------
U.S. Government Agencies--7.3%
$  67,300  Federal Home Loan Bank,
            5.00%-5.14%,
            10/8/99-11/5/99.................................        $ 67,300,000
    5,108  Federal Home Loan
            Mortgage Corporation,
            5.10%, 12/1/98..................................           5,108,000
   38,000  Federal National
            Mortgage Association,
            5.22%, 10/7/99..................................          38,000,000
   77,000  Student Loan
            Marketing Association,
            5.10%-5.20%,
            9/30/99-10/15/99................................          77,000,000
                                                                    ------------
Total U.S. Government Agencies
  (amortized cost--$187,408,000)............................         187,408,000
                                                                    ------------
Bank Notes--1.9%
   50,000  First Union National Bank NC,
            5.195%, 2/16/99
            (amortized cost--$50,000,000)...................          50,000,000
                                                                    ------------
Certificates of Deposit--10.7%
   40,000  Bank of Nova Scotia,
            5.46%-5.59%,
            12/4/98-12/28/98................................          40,000,000
   80,000  Canadian Imperial Bank of Commerce,
            4.98%-5.56%,
            12/2/98-4/5/99..................................          80,000,000
   25,000  National Westminster Bank plc,
            5.22%, 1/20/99..................................          25,000,000
   60,000  Rabobank Nederland NV,
            5.61%-5.65%,
            12/7/98-12/28/98................................          60,000,000
   20,000  Skandinaviska Enskilda Banken
            Funding Inc.,
            5.16%, 12/14/98.................................          20,000,072
   50,000  Toronto-Dominion Holdings USA Inc.,
            5.58%-5.59%,
            12/28/98-2/16/99................................          50,000,000
                                                                    ------------
Total Certificates of Deposit
  (amortized cost--$275,000,072)............................         275,000,072
                                                                    ------------


--------------------------------------------------------------------------------
Principal
Amount
(000)                                                                      Value
--------------------------------------------------------------------------------
Commercial Paper--77.9%
$  80,000  Abbey National North America,
            5.08%-5.44%,
            12/28/98-2/24/99................................        $ 79,367,774
   17,000  American Express Credit Corp.,
            4.88%, 12/24/98.................................          16,946,998
   80,000  American General Finance Corp.,
            5.16%-5.22%,
            1/28/99-2/11/99.................................          79,232,225
   25,000  American Home Products Corp.,
            5.25%, 12/1/98..................................          25,000,000
   75,000  Associates Corporation
            of North America,
            5.05%-5.41%,
            12/9/98-12/22/98................................          74,847,569
   25,000  Barclays Bank plc,
            4.92%, 12/16/98**...............................          24,999,699
   60,000  BP America Inc.,
            5.30%-5.42%,
            12/1/98-12/3/98.................................          59,992,472
   74,350  British Columbia (Province of),
            4.57%-5.43%,
            12/9/98-7/20/99.................................          73,029,775
   52,000  Canadian Wheat Board,
            5.14%-5.45%,
            12/18/98-3/11/99................................          51,608,681
   20,000  Coca-Cola Co.,
            5.40%, 12/7/98..................................          19,982,000
  103,000  Daimler-Benz North America Corp.,
            4.70%-5.42%,
            12/2/98-4/26/99.................................         102,365,050
  100,000  Diageo Capital plc,
            5.01%-5.46%,
            12/4/98-12/29/98................................          99,850,972
   39,338  Dover Corp.,
            5.18%-5.40%,
            12/2/98-12/8/98.................................          39,312,494
  100,000  First Chicago Financial Corp.,
            5.06%-5.09%,
            12/11/98-2/25/99................................          99,017,117
   40,000  Ford Credit Europe plc,
            5.10%, 2/3/99...................................          39,637,333
   50,000  Ford Motor Credit Co.,
            5.43%, 12/31/98.................................          49,773,750
   65,000  General Electric Capital Corp.,
            5.13%-5.48%,
            12/23/98-2/22/99................................          64,511,242
   30,000  General Electric Co.,
            5.13%, 12/30/98.................................          29,876,025

================================================================================

================================================================================

--------------------------------------------------------------------------------
Principal
Amount
(000)                                                                      Value
--------------------------------------------------------------------------------
Commercial Paper (cont'd.)
$ 100,000  General Motors Acceptance Corp.,
            5.01%-5.48%,
            12/16/98-1/27/99................................        $ 99,435,318
   20,000  Glaxo Wellcome plc,
            5.02%, 12/21/98.................................          19,944,222
   90,000  Halifax plc,
            4.77%-5.17%,
            2/4/99-3/22/99..................................          88,983,282
   95,000  Household Finance Corp.,
            4.95%-5.44%,
            12/10/98-12/30/98...............................          94,750,769
   72,300  IBM Corp.,
            4.90%-5.47%,
            12/7/98-12/21/98................................          72,143,559
   25,000  Kingdom of Sweden,
            5.40%, 12/21/98.................................          24,925,000
   70,000  Merrill Lynch & Co. Inc.,
            5.12%-5.35%,
            12/10/98-1/26/99................................          69,614,195
   25,000  Morgan (J.P.) & Co. Inc.,
            5.46%, 12/17/98.................................          24,939,333
   20,000  NationsBank Corp.,
            5.48%, 3/8/99...................................          19,704,689
   85,000  Norwest Financial Inc.,
            5.16%-5.40%,
            12/15/98-2/22/99................................          84,390,449
   50,000  Oesterreichische Kontrollbank AG,
            5.00%-5.16%,
            1/25/99-2/22/99.................................          49,514,722
   46,490  Prudential Funding Corp.,
            5.21%-5.31%,
            1/19/99-2/4/99..................................          46,099,507
   60,000  Skandinaviska Enskilda Banken
            Funding Inc.,
            4.85%-5.16%,
            12/7/98-12/31/98................................          59,852,950
   30,000  Svenska Handelsbanken Inc.,
            5.32%-5.50%,
            12/9/98-12/17/98................................          29,940,489
   80,000  Swedish Export Credit Corp.,
            4.69%-5.09%,
            12/28/98-4/19/99................................          79,059,221
   25,000  Toronto-Dominion Holdings USA Inc.,
            5.47%, 12/21/98.................................          24,924,028


--------------------------------------------------------------------------------
Principal
Amount
(000)                                                                      Value
--------------------------------------------------------------------------------
 $  71,700  US Borax & Chemical Corp.,
             5.17%-5.39%,
             12/14/98-2/8/99................................      $   71,355,749
    14,600  USAA Capital Corp.,
             5.12%, 12/18/98................................          14,564,700
                                                                  --------------
 Total Commercial Paper
   (amortized cost--$2,003,493,358).........................      $2,003,493,358
                                                                  --------------
 Total Investments
   (amortized cost--$2,515,901,430+).................. 97.8%      $2,515,901,430
 Other Assets in Excess
   of Liabilities.....................................  2.2           56,537,224
                                                      -----       --------------
 Total Net Assets.....................................100.0%      $2,572,438,654
                                                      =====       ==============

--------------------------------------------------------------------------------
GOVERNMENT PORTFOLIO
--------------------------------------------------------------------------------
 U.S. Government Agencies--99.3%
 Federal Farm Credit Bank--3.8%
 $   1,500  4.76%, 12/30/98.................................        $  1,494,248
       100  4.99%, 12/11/98.................................              99,861
       145  5.35%, 12/14/98.................................             144,720
     2,534  5.36%, 12/23/98.................................           2,525,700
                                                                    ------------
 Total Federal Farm Credit Bank
   (amortized cost--$4,264,529).............................           4,264,529
                                                                    ------------
 Federal Home Loan Bank--30.9%
     4,000  4.74%, 12/23/98.................................           3,988,413
       120  4.76%, 12/9/98..................................             119,873
     5,000  4.76%, 12/18/98.................................           4,988,761
     1,077  4.77%, 12/11/98.................................           1,075,573
     1,400  5.00%, 12/30/98.................................           1,394,361
     1,720  5.02%, 12/23/98.................................           1,714,723
     2,000  5.03%, 12/28/98.................................           1,992,455
     1,382  5.03%, 12/30/98.................................           1,376,400
     5,000  5.04%, 12/28/98.................................           4,981,100
     5,000  5.05%, 12/9/98..................................           4,994,389
     1,700  5.07%, 10/8/99..................................           1,700,000
     1,000  5.14%, 11/5/99..................................           1,000,000
     2,100  5.37%, 12/23/98.................................           2,093,109
     3,000  5.38%, 12/14/98.................................           2,994,172
       245  5.38%, 12/31/98.................................             243,902
                                                                    ------------
 Total Federal Home Loan Bank
   (amortized cost--$34,657,231)............................          34,657,231
                                                                    ------------

November 30, 1998
================================================================================
SCHEDULES OF INVESTMENTS (continued)
================================================================================

--------------------------------------------------------------------------------
GOVERNMENT PORTFOLIO (cont'd.)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Principal
Amount
(000)                                                                      Value
--------------------------------------------------------------------------------
Federal Home Loan Mortgage Corporation--38.2%
$      60  4.75%, 12/15/98..................................        $     59,889
    2,800  4.75%, 12/22/98..................................           2,792,242
    7,500  4.75%, 12/28/98..................................           7,473,281
    5,000  4.76%, 12/21/98..................................           4,986,778
    5,000  4.76%, 12/22/98..................................           4,986,117
      100  4.80%, 12/11/98..................................              99,867
    2,000  4.81%, 12/23/98..................................           1,994,121
    2,100  4.92%, 2/22/99...................................           2,076,179
    2,000  5.03%, 12/2/98...................................           1,999,720
    4,000  5.03%, 12/28/98..................................           3,984,910
    5,000  5.03%, 12/30/98..................................           4,979,740
    2,800  5.035%, 12/14/98.................................           2,794,909
      444  5.05%, 12/8/98...................................             443,564
      326  5.05%, 1/19/99...................................             323,759
    3,000  5.28%, 12/18/98..................................           2,992,520
      875  5.36%, 12/2/98...................................             874,870
                                                                    ------------
Total Federal Home Loan Mortgage Corporation
  (amortized cost--$42,862,466).............................          42,862,466
                                                                    ------------
Federal National Mortgage Association--19.8%
    3,000  4.72%, 1/19/99...................................           2,980,727
    3,000  4.90%, 2/10/99...................................           2,971,008
    1,333  4.92%, 2/19/99...................................           1,318,426
    2,000  4.99%, 3/15/99...................................           1,971,169
    2,000  5.22%, 10/7/99...................................           2,000,000
    1,500  5.26%, 12/15/98..................................           1,496,932
    2,500  5.36%, 12/22/98..................................           2,492,183
      700  5.36%, 12/30/98..................................             696,977
    1,050  5.37%, 12/22/98..................................           1,046,711
    5,200  5.39%, 12/7/98...................................           5,195,329
                                                                    ------------
Total Federal National Mortgage Association
  (amortized cost--$22,169,462).............................          22,169,462
                                                                    ------------
Student Loan Marketing Association--6.6%
    4,400  5.00%, 12/2/98...................................           4,399,389
    1,000  5.10%, 10/15/99..................................           1,000,000
    2,000  5.20%, 9/30/99...................................           2,000,000
                                                                    ------------
Total Student Loan Marketing Association
 (amortized cost--$7,399,389)...............................           7,399,389
                                                                    ------------
Total Investments
 (amortized cost--$111,353,077+).....................  99.3%        $111,353,077
Other Assets in Excess
 of Liabilities......................................   0.7              792,832
                                                      -----         ------------
Total Net Assets..................................... 100.0%        $112,145,909
                                                      =====         ============


--------------------------------------------------------------------------------
GENERAL MUNICIPAL PORTFOLIO
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Principal
Amount
(000)                                                                      Value
--------------------------------------------------------------------------------
Alabama--2.5%
$     450  Alabama St. PSA,
            4.10%, 12/1/98..................................        $    450,000
      690  Birmingham Baptist Med. Ctr.,
            Special Care Facilities FAR,
            Senior Living Cmntys. Proj., Ser. A,
            VRDN* (LC; Fuji Bank Ltd.
            and Banco de Santander SA),
            3.25%, 12/2/98..................................             690,000
    1,000  Mobile GO,
            (Insd.; MBIA),
            3.70%, 2/15/99..................................             999,968
    2,200  Montgomery PCR,
            Ser. 1990,
            3.45%, 12/3/98..................................           2,200,000
                                                                    ------------

                                                                       4,339,968
                                                                    ------------
Alaska--3.8%
    3,600  Alaska St. HF Corp.,
            Ser. A, VRDN*
            3.20%, 12/2/98..................................           3,600,000
           Valdez Marine Term. Rev.,
            Arco Trans. Proj.,
    1,000   3.35%, 2/4/99...................................           1,000,000
    1,500   Ser. A,
            3.55%, 12/7/98..................................           1,500,000
      400   Ser. B, VRDN*
            3.30%, 12/1/98..................................             400,000
                                                                    ------------
                                                                       6,500,000
                                                                    ------------
Arizona--3.1%
    1,000  Arizona Edl. Ln. Mktg. Corp.,
            ELR, Ser. A, VRDN*
            (LC; Dresdner Bank AG),
            3.20%, 12/2/98..................................           1,000,000
           Mesa Muni. Dev. Corp.,
            Ser. 1985,
            (LC; Westdeutsche Landesbank),
    1,000   3.00%, 2/10/99..................................           1,000,000
    3,400   3.20%, 12/3/98..................................           3,400,000
                                                                    ------------
                                                                       5,400,000
                                                                    ------------
California-3.3%
      200  California SCD Auth. Rev. Ctfs. Partn.,
            John Muir/Mt. Diablo Hlth.,
            VRDN* (Insd.; AMBAC),
            3.00%, 12/1/98..................................             200,000

================================================================================

================================================================================

--------------------------------------------------------------------------------
Principal
Amount
(000)                                                                      Value
--------------------------------------------------------------------------------
           Los Angeles Cnty. TRAN's,
$   1,500   4.25%, 6/30/99..................................        $  1,505,938
    2,500   Ser. A,
            4.50%, 6/30/99..................................           2,511,550
    1,500  Santa Barbara Cnty. TRAN's,
            4.50%, 6/30/99..................................           1,506,939
                                                                    ------------

                                                                       5,724,427
                                                                    ------------
Colorado--4.5%
    2,000  Colorado St. TRAN's, Ser. A,
            4.00%, 6/25/99..................................           2,004,950
           Denver City & Cnty.,
            Colorado Airport Sys., Ser. 1997A,
            (LC; Bayerische Landesbank
            Girozentrale),
    1,000    3.25%, 12/1/98.................................           1,000,000
    2,800    3.60%, 12/2/98.................................           2,800,000
    2,000    3.60%, 12/7/98.................................           2,000,000
                                                                    ------------
                                                                       7,804,950
                                                                    ------------
Connecticut--1.7%
    3,000  New Haven BAN's,
            3.85%, 2/1/99...................................           3,001,483
                                                                    ------------
Florida--4.4%
    1,000  Broward Cnty. School Dist. GO,
            7.125%, 2/15/99 (A).............................           1,027,997
      400  Dade Cnty. IDA,
            Florida Pwr. & Lt. Co., VRDN*
            3.30%, 12/1/98..................................             400,000
    3,000  Gainesville Util. Sys. Rev.,
            3.35%, 2/1/99...................................           3,000,000
    1,800  Hillsborough Cnty. IDA, PCR,
            Tampa Elec. Co. Proj., VRDN*
            3.30%, 12/1/98..................................           1,800,000
    1,250  Putnam Cnty. DA, PCR,
            Seminole Elec. Co. Proj.,
            Ser. H-1, VRDN*
            3.20%, 12/2/98..................................           1,250,000
                                                                    ------------
                                                                       7,477,997
                                                                    ------------
Georgia--1.2%
    2,000  Georgia Municipal Electric Auth., Ser. B,
            (LC; Morgan Guaranty Trust),
            3.00%, 3/17/99..................................           2,000,000
                                                                    ------------
Hawaii-0.6%
    1,000  Hawaii St. Secondary Mkt. Svcs. Corp.,
            SLR, Ser. II, VRDN*
            (LC; National Westminster Bank plc),
            3.25%, 12/2/98..................................           1,000,000
                                                                    ------------

--------------------------------------------------------------------------------
Principal
Amount
(000)                                                                      Value
--------------------------------------------------------------------------------
Illinois--1.8%
$   1,000  Chicago Park Dist. TAN's,
            4.30%, 9/17/99..................................        $  1,007,736
      300  Cicero GO, Tax Increment,
            Ser. A, (Insd.; AMBAC),
            4.45%, 12/1/98..................................             300,000
    1,800  Joliet Regional Port Dist.,
            Exxon Proj., VRDN*
            3.30%, 12/1/98..................................           1,800,000
                                                                    ------------
                                                                       3,107,736
                                                                    ------------
Indiana--2.3%
           City of Indianapolis Gas & Util. Sys.,
    2,000   3.05%, 1/13/99..................................           2,000,000
    2,000   3.30%, 12/8/98..................................           2,000,000
                                                                    ------------
                                                                       4,000,000
                                                                    ------------
Kansas--0.6%
    1,035  Johnson Cnty. GO,
            International Improvements, Ser. A,
            3.60%, 9/1/99...................................           1,036,864
                                                                    ------------
Kentucky--1.3%
      200  Boone Cnty. PCR,
            Cincinnati Gas & Elec. Co. Proj.,
            Ser. A, VRDN*
            (LC; Union Bank of Switzerland),
            3.20%, 12/1/98..................................             200,000
    2,000  Kentucky HEL, Student Loan Corp.,
            SLR, Ser. E, VRDN*
            (Insd.; AMBAC),
            3.20%, 12/2/98..................................           2,000,000
                                                                    ------------
                                                                       2,200,000
                                                                    ------------
Louisiana--1.6%
    1,100  East Baton Rouge Parish PCR,
            Exxon Proj., VRDN*
            3.25%, 12/1/98..................................           1,100,000
    1,000  Jefferson Sales Tax Dist.,
            Special STR, Ser. A,
            (Insd.; FGIC),
            6.25%, 12/1/98..................................           1,000,000
      600  Plaquemines Parish Environmental Rev.,
            BP Exploration and Oil Proj., VRDN*
            3.50%, 12/1/98..................................             600,000
                                                                    ------------
                                                                       2,700,000
                                                                    ------------
Maine--1.0%
    1,735  Maine Educational Marketing
            Corp. SLR, Ser. A-1,
            5.65%, 5/1/99...................................           1,751,981
                                                                    ------------

November 30, 1998
================================================================================
SCHEDULES OF INVESTMENTS (continued)
================================================================================

--------------------------------------------------------------------------------
GENERAL MUNICIPAL PORTFOLIO (cont'd.)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Principal
Amount
(000)                                                                      Value
--------------------------------------------------------------------------------
Maryland--5.1%
           Anne Arundel Cnty. EDR,
            Baltimore Gas & Elec. Co.
            Proj., VRDN*
$   2,000   3.35%, 12/7/98.................................         $  2,000,000
    3,000   Ser. A,
            3.30%, 1/15/99..................................           3,000,000
    1,000  Howard Cnty. GO, Ser. B,
            5.60%, 8/15/99..................................           1,015,813
    1,700  Montgomery Cnty.,
            Miami Valley Hosp.,
            Ser. 1998B,
            3.40%, 1/11/99..................................           1,700,000
    1,000  Montgomery Cnty. GO,
            Public Construction
            Improvements, Ser. A,
            5.00%, 5/1/99...................................           1,005,220
                                                                    ------------
                                                                       8,721,033
                                                                    ------------
Massachussetts--1.2%
    2,000  Gloucester BAN's,
            4.00%, 8/5/99...................................           2,004,559
                                                                    ------------
Michigan--0.8%
    1,375  Wayne-Westland Cmnty. Schs. GO,
            5.00%, 5/1/99...................................           1,381,523
                                                                    ------------
Missouri--1.5%
    2,500  Missouri EIERA, PCR,
            Union Elec. Co. Proj., Ser. A,
            (LC; Union Bank of Switzerland),
            3.375%, 12/7/98.................................           2,500,000
                                                                    ------------
Nebraska--2.2%
           Nebraska HEL Prog.,
            Student Loan Prog., (LC; SLMA),
    2,100   Ser. A, VRDN*
            3.25%, 12/2/98..................................           2,100,000
    1,600   Ser. C, VRDN*
            3.25%, 12/2/98..................................           1,600,000
                                                                    ------------
                                                                       3,700,000
                                                                    ------------
Nevada--2.2%
      300  Clark Cnty. AIR,
            Sub. Lien, Ser. A-2, VRDN*
            (LC; Union Bank of Switzerland),
            3.25%, 12/2/98..................................             300,000
    3,000  Las Vegas Valley Water, Ser. A,
            (LC; Union Bank of Switzerland),
            3.10%, 1/7/99...................................           3,000,000


--------------------------------------------------------------------------------
Principal
Amount
(000)                                                                      Value
--------------------------------------------------------------------------------
$     400  Reno Hosp. Rev.,
            St. Mary's Regional Med. Ctr.
            Proj., Ser. B, VRDN*
            (Insd.; MBIA),
            3.25%, 12/1/98..................................        $    400,000
                                                                    ------------
                                                                       3,700,000
                                                                    ------------
New Jersey--1.9%
    1,600  New Jersey EDA,
            Water Facilities Rev.,
            United Water Proj.,
            Ser. B, VRDN* (Insd.; AMBAC),
            3.00%, 12/1/98..................................           1,600,000
      500  New Jersey EDA, EDR,
            Foreign Trade Zone Proj., VRDN*
            (LC; Morgan Guaranty Trust),
            3.25%, 12/1/98..................................             500,000
    1,210  Parsippany-Troy Hills Township GO,
            4.50%, 12/1/98..................................           1,210,000
                                                                    ------------
                                                                       3,310,000
                                                                    ------------
New York--7.5%
           Long Island Power Auth.,
            Elec. Sys. Rev.,
    1,000   Ser. 3, (LC; Bayerische
            Landesbank Girozentrale),
            3.05%, 2/11/99..................................           1,000,000
      800   Sub. Ser. 6, VRDN*
            (LC; ABN-Amro Bank NV
            & Morgan Guaranty Trust),
            3.20%, 12/1/98..................................             800,000
    2,000  MTA Transit Facilities BAN's,
            Special Obligation,
            Ser. CP1-Sub. Ser. B,
            (LC; ABN-Amro Bank NV),
            3.00%, 1/22/99..................................           2,000,000
           Nassau Cnty. GO,
            General Improvements,
    2,000   Ser. T, (Insd.; FGIC),
            5.125%, 9/1/99..................................           2,026,110
    2,445   Ser. W, (Insd.; FGIC),
            4.50%, 9/1/99...................................           2,465,546
    2,000  Nassau Cnty. RAN's, Ser. A,
            4.00%, 3/10/99..................................           2,001,278
    1,000  New York St. EFC, Ser. 1992A,
            3.35%, 12/1/98..................................           1,000,000
      600  New York St. ERDA, PCR,
            New York St. Elec. & Gas Proj.,
            Ser. C, VRDN*
            (LC; Morgan Guaranty Trust),
            3.10%, 12/1/98..................................             600,000

================================================================================

================================================================================

--------------------------------------------------------------------------------
Principal
Amount
(000)                                                                      Value
--------------------------------------------------------------------------------
$   1,000  New York St. JDA,
            Ser. B1-B21, VRDN*
            3.15%, 12/1/98..................................        $  1,000,000
                                                                    ------------
                                                                      12,892,934
                                                                    ------------
Ohio--5.8%
    1,000  Ohio St. Air Quality DA,
            JMG Funding Ltd. Proj.,
            Ser. B, VRDN*
            (LC; Societe Generale Bank),
            3.15%, 12/2/98..................................           1,000,000
    2,000  Ohio St. Higher Educ.
            Facilities Rev., Higher Educ.
            Cap. Facilities Boards,
            Ser. 11-1990-A, (Insd.; MBIA),
            6.70%, 5/1/99...................................           2,024,563
           Ohio St. University,
            General Receipts,
    2,000    3.05%, 2/1/99..................................           2,000,000
    5,000    3.20%, 12/9/98.................................           5,000,000
                                                                    ------------
                                                                      10,024,563
                                                                    ------------
Oregon--0.1%
      200  Port of Portland
            Special Obligation Rev.,
            Horizon Air Industries Proj.,
            VRDN* (LC; Bank of Montreal),
            3.35%, 12/1/98..................................             200,000
                                                                    ------------
Pennsylvania--7.2%
    4,900  Carbon Cnty. IDA,
            Resource Recovery Board,
            Panther Creek Partners Proj.,
            Ser. 1992A, (LC; National
            Westminster Bank plc),
            3.10%, 2/12/99..................................           4,900,000
    3,000  City of Philadelphia,
            Gas Works Rev., Ser. C,
            (LC; Canadian Imperial
            Bank of Commerce),
            2.95%, 2/19/99..................................           3,000,000
    2,000  Pennsylvania St. HEA, SLR,
            Ser. A, VRDN*
            (LC; SLMA),
            3.20%, 12/2/98..................................           2,000,000
    1,000  Peters Township Sch. Dist. GO,
            (Insd.; FGIC),
            5.50%, 5/15/99..................................           1,007,468


--------------------------------------------------------------------------------
Principal
Amount
(000)                                                                      Value
--------------------------------------------------------------------------------
$   1,500  Philadelphia TRAN's, Ser. A,
            4.25%, 6/30/99..................................        $  1,505,139
                                                                    ------------
                                                                      12,412,607
                                                                    ------------
South Carolina--0.3%
      500  Berkeley Cnty. Exempt
            Industrial Facilities Rev.,
            Amoco Chem. Co. Proj., VRDN*
            3.45%, 12/1/98..................................             500,000
                                                                    ------------
Tennessee--3.3%
    2,300  Hamilton Cnty. IDR,
            Seaboard Feeds Inc. Proj., VRDN*
            (LC; Bank of New York),
            3.35%, 12/3/98..................................           2,300,000
      900  Metropolitan Nashville Airport Auth.,
            American Airlines Proj.,
            Ser. B, VRDN*
            (LC; Bayerische
            Landesbank Girozentrale),
            3.25%, 12/1/98..................................             900,000
    2,500  Shelby Cnty. TAN's, Ser. 1997B,
            (LC; Landesbank Hessen),
            3.20%, 1/14/99..................................           2,500,000
                                                                    ------------
                                                                       5,700,000
                                                                    ------------
Texas--12.4%
    1,000  Brazos HEA,
            Ser. B-1, VRDN*
            (CS; SLMA),
            3.15%, 12/2/98..................................           1,000,000
    3,000  Brazos River Auth.,
            Ser. 1993A,
            3.15%, 2/5/99...................................           3,000,000
    2,700  City of Houston GO,
            3.25%, 1/12/99..................................           2,700,000
    1,000  Dallas Area Rapid Transit,
            STR, Ser. A,
            (LC; Westdeutsche Landesbank),
            3.05%, 1/21/99..................................           1,000,000
    1,200  Dallas Water Works & Sewer, Ser. B,
            (LC; Union Bank of Switzerland),
            3.25%, 12/8/98..................................           1,200,000
    1,010  Fort Worth Independent Sch. Dist. GO,
            7.25%, 2/15/99..................................           1,017,967
           Grapevine IDR,
            Multiple Mode American Airlines,
            VRDN* (LC; Morgan Guaranty Trust),
      400   Ser. A2,
            3.25%, 12/1/98..................................             400,000

November 30, 1998
================================================================================
SCHEDULES OF INVESTMENTS (continued)
================================================================================

--------------------------------------------------------------------------------
GENERAL MUNICIPAL PORTFOLIO (cont'd.)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Principal
Amount
(000)                                                                      Value
--------------------------------------------------------------------------------
Texas (cont'd.)
$    400   Ser. B2,
           3.25%, 12/1/98...................................        $    400,000
     200   Ser. B4,
           3.25%, 12/1/98...................................             200,000
     800  Gulf Coast WDA, Environ. Facs. Rev.,
           Amoco Oil Co. Proj., VRDN*
           3.45%, 12/1/98...................................             800,000
     500  Gulf Coast WDA, PCR,
           Amoco Oil Co. Proj., VRDN*
           3.30%, 12/1/98...................................             500,000
          Harris Cnty. HFDCR,
     600   Methodist Hosp., VRDN*
           3.30%, 12/1/98...................................             600,000
           St. Lukes Episcopal Hosp.,
   1,300   Ser. A, VRDN*
           3.25%, 12/1/98...................................           1,300,000
     700   Ser. B, VRDN*
           3.25%, 12/1/98...................................             700,000
   2,600  Harris Cnty. ID Corp.,
           Marine Terminal Rev.,
           Lubrizol Corp. Proj., VRDN*
           3.10%, 12/2/98...................................           2,600,000
     500  Lone Star Airport Improvements
           Auth., Multiple Mode,
           Ser. A-3, VRDN*
           (LC; Royal Bank of Canada),
           3.25%, 12/1/98...................................             500,000
   1,400  Lower Colorado River Auth. Tex. Rev.,
           Jr. Lien, Ser. 3rd Suppl., VRDN*
           (Insd.; MBIA),
           3.05%, 12/2/98...................................           1,400,000
     500  Port Authority Navigation Dist.,
           Texaco Inc. Proj., VRDN*
           3.35%, 12/1/98...................................             500,000
   1,050  Round Rock GO,
           Independent Sch. Dist., Ser. B,
           (Insd.; PSFG),
           7.00%, 8/1/99....................................           1,075,262
     500  Texas HEA, Ser. B, VRDN*
           (Insd.; FGIC),
           3.15%, 12/2/98...................................             500,000
                                                                    ------------
                                                                      21,393,229
                                                                    ------------


--------------------------------------------------------------------------------
Principal
Amount
(000)                                                                      Value
--------------------------------------------------------------------------------
Utah--6.2%
           Intermountain Pwr. Agy.,
            (Insd.; AMBAC),
$   3,000   Ser. '85E,
            3.00%, 1/25/99..................................         $ 3,000,000
    2,000   Ser. '85F,
            3.35%, 1/11/99..................................           2,000,000
    2,600  Salt Lake Cnty. PCR,
            Service Station Holdings Proj.,
            Ser. B, VRDN*
            3.30%, 12/1/98..................................           2,600,000
    2,000  Utah St. Brd. Regents SLR,
            Ser. L, VRDN*
            (Insd.; AMBAC),
            3.25%, 12/2/98..................................           2,000,000
    1,000  Utah St. GO, Ser. 1998A,
            3.50%, 12/7/98..................................           1,000,000
                                                                    ------------
                                                                      10,600,000
                                                                    ------------
Vermont--0.6%
    1,000  Vermont St. GO, Ser. B,
            5.00%, 1/15/99..................................           1,002,046
                                                                    ------------
Virginia--0.6%
    1,000  Virginia St. PSA,
            Special Obligation, Henrico Cnty.,
            Sch. Financing Board,
            6.60%, 1/15/99 (A)..............................           1,006,440
                                                                    ------------
Washington--1.2%
           Seattle City,
            Municipal Power & Light Rev.,
    1,000   3.00%, 2/4/99...................................           1,000,000
    1,000   3.00%, 3/11/99..................................           1,000,000
                                                                    ------------
                                                                       2,000,000
                                                                    ------------
Wisconsin--1.0%
    1,803  Wisconsin St. GO,
            3.00%, 1/19/99..................................           1,803,000
                                                                    ------------
Total Investments
  (amortized cost--$162,897,340+)...................   94.8%        $162,897,340
Other Assets in Excess
  of Liabilities....................................    5.2            8,918,686
                                                      -------       ------------
Total Net Assets....................................  100.0%        $171,816,026
                                                      =======       ============

================================================================================

================================================================================

--------------------------------------------------------------------------------
CALIFORNIA MUNICIPAL PORTFOLIO
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Principal
Amount
(000)                                                                      Value
--------------------------------------------------------------------------------
California--96.5%
$     500   Alameda Contra Costa School FA,
             Capital Improvements,
             Ser. B, VRDN*
             (LC; Canadian Imperial
             Bank of Commerce),
             2.50%, 12/3/98.................................        $    500,000
      290   Alameda Cnty. IDA, Indl. Rev.,
             Intermountain Trading, VRDN*
             (LC; California St. Tchrs. Ret. Fd.),
             2.75%, 12/2/98.................................             290,000
    1,800   Anaheim Ctfs. Partn.,
             1993 Ref. Projs., VRDN*
             (Insd.; AMBAC),
             2.60%, 12/2/98.................................           1,800,000
    1,000   California Educational Facilities
             Auth. Rev., Stanford University,
             Ser. L-3, VRDN*
             2.45%, 12/2/98.................................           1,000,000
            California HFFAR,
    1,075    Catholic Healthcare West,
             Ser. A, (Insd.; MBIA),
             4.50%, 7/1/99..................................           1,081,082
             Hosp. Adventist Hlth. Sys.,
             (Insd.; MBIA),
      100    Ser. A, VRDN*
             3.25%, 12/1/98.................................             100,000
      500    Ser. B, VRDN*
             3.25%, 12/1/98.................................             500,000
    2,000    Memorial Hlth. Svcs. Proj., VRDN*
             2.80%, 12/2/98.................................           2,000,000
    2,000    St. Joseph Hlth. Sys.,
             Ser. B, VRDN*
             3.00%, 12/1/98.................................           2,000,000
    1,050    Sutter Hlth., Ser. B,
             VRDN* (Insd.; AMBAC),
             3.00%, 12/1/98.................................           1,050,000
            California PCFA, PCR,
    2,000    Homestake Mining Proj.,
             Ser. '84A, VRDN*
             (LC; Bank of Nova Scotia),
             2.65%, 12/2/98.................................           2,000,000
      800    Pacific Gas & Elec.,
             Ser. B, VRDN*
             (LC; Deutsche Bank AG),
             3.35%, 12/1/98.................................             800,000


--------------------------------------------------------------------------------
Principal
Amount
(000)                                                                      Value
--------------------------------------------------------------------------------
$   2,000   California PCFA, PCR, RRR,
             Wadham Energy Proj., Ser. C,
             VRDN* (LC; Banque de Paribas),
             3.70%, 12/2/98.................................        $  2,000,000
            California PCFA, SWDR,
             Shell Oil Co. Martinez Proj., VRDN*
      500    Ser. A,
             3.30%, 12/1/98.................................             500,000
    2,300    Ser. B,
             3.30%, 12/1/98.................................           2,300,000
    1,000   California SCD Auth. Multifamily Rev.,
             Greenback Manor Apts.,
             Ser. A, VRDN*
             (LC; East West Bank and FHLB),
             2.70%, 12/3/98.................................           1,000,000
            California SCD Auth. Rev. Ctfs. Partn.,
      550    John Muir/Mt. Diablo Hlth.,
             VRDN* (Insd.; AMBAC),
             3.00%, 12/1/98.................................             550,000
    1,000    St. Joseph Health Sys.
             Group Proj., VRDN*
             3.00%, 12/1/98.................................           1,000,000
            California SCD Corp. Rev., ID,
             (LC; California St. Tchrs. Ret. Fd.),
      695    Florestone Prod. Proj., VRDN*
             2.80%, 12/2/98.................................             695,000
    1,800    South Bay Circuits Proj., VRDN*
             2.80%, 12/2/98.................................           1,800,000
      500    Staub Prod. Proj., Ser. A, VRDN*
             2.80%, 12/2/98.................................             500,000
            California St. DWR,
             Water Rev., Ser. 1,
    1,562    2.70%, 12/4/98.................................           1,562,000
    1,000    2.90%, 12/8/98.................................           1,000,000
            California St. EDAR,
             Independent Sys. Proj.,
             (LC; Bank of America),
    1,000    Ser. A, VRDN*
             3.25%, 12/1/98.................................           1,000,000
    1,950    Ser. D, VRDN*
             3.25%, 12/1/98.................................           1,950,000
    1,000   California St. GO,
             2.90%, 1/14/99.................................           1,000,000
    1,300   California St. RAN's,
             4.00%, 6/30/99.................................           1,308,771
            City of Los Angeles TRAN's,
    2,000    4.00%, 6/30/99.................................           2,004,800
      500    4.25%, 6/30/99.................................             501,979

November 30, 1998
================================================================================
SCHEDULES OF INVESTMENTS(Continued)
================================================================================

--------------------------------------------------------------------------------
CALIFORNIA MUNICIPAL PORTFOLIO (cont'd.)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Principal
Amount
(000)                                                                      Value
--------------------------------------------------------------------------------
California (cont'd.)
$   1,400   Fresno USD GO,
             Ser. D, (Insd.; FSA),
             4.50%, 2/1/99..................................        $  1,401,823
    2,080   Irvine Pub. Facs. & Infrastructure,
             Auth. Lease Rev.,
             Capital Improvements Proj.,
             VRDN* (LC; Bayerische
             Vereinsbank AG),
             2.50%, 12/3/98.................................           2,080,000
            Irvine Ranch WD,
      600    Ser. A, VRDN*
             (LC; Bank of America),
             3.10%, 12/1/98.................................             600,000
      700    Construction Improvements Dist.,
             VRDN* (LC; Toronto-
             Dominion Bank),
             3.10%, 12/1/98.................................             700,000
    3,000   Los Angeles Cnty. MTA,
             Second Subordinate STR,
             (LC; Canadian Imperial
             Bank of Commerce),
             3.00%, 1/15/99.................................           3,000,000
    2,500   Los Angeles Cnty. TRAN's, Ser. A,
             4.50%, 6/30/99.................................           2,511,550
    2,000   Los Angeles Dept. of Power
             & Water, (LC; Toronto-
             Dominion Bank),
             2.90%, 1/22/99.................................           2,000,000
    2,500   Marin Cnty. TRAN's,
             4.50%, 6/30/99.................................           2,513,245
    1,800   Orange Cnty. Improvement Board,
             Assessment Dist., VRDN*
             (LC; Societe Generale and
             Kredietbank NV),
             3.25%, 12/1/98.................................           1,800,000
    1,000   Orange Cnty. Sanitation Dist.,
             Ser. C, VRDN*
             (Insd.; FGIC),
             3.20%, 12/1/98.................................           1,000,000
    1,100   Orange Cnty. WD Ctfs. Partn.,
             Ser. B, VRDN*
             (LC; National Westminster Bank plc),
             3.00%, 12/1/98.................................           1,100,000


--------------------------------------------------------------------------------
Principal
Amount
(000)                                                                      Value
--------------------------------------------------------------------------------
$   3,000   Sacramento MUD, Ser. I,
             (LC; Bayerische
             Landesbank Girozentrale),
             2.90%, 1/15/99.................................        $  3,000,000
    1,500   San Bernardino Cnty. TRAN's,
             4.50%, 9/30/99.................................           1,518,854
            San Diego Cnty,
             Tietor Obligation, Ser. B1,
             (LC; Landesbank
             Hessen Thuringen),
    2,000    2.90%, 1/11/99.................................           2,000,000
    2,500    3.00%, 12/9/98.................................           2,500,000
    1,000   Santa Barbara Cnty. TRAN's,
             4.50%, 6/30/99.................................           1,004,626
      872   Santa Clara Cnty. El Camino
             Dist. Hosp. FAR,
             Lease--VY Med. Ctr. Proj.,
             Ser. A, VRDN*
             (LC; Bayerische Vereinsbank AG),
             2.50%, 12/1/98.................................             872,000
    1,200   Santa Clara Cnty. FAR,
             VMC Fac. Replacement Proj.,
             Ser. B, VRDN*
             2.75%, 12/2/98.................................           1,200,000
      300   Stockton MFHR,
             Mariners Pointe Assoc., Ser. A,
             VRDN* (LC; Bank of America),
             2.95%, 12/2/98.................................             300,000
    3,000   University of California,
             Board of Regents, Ser. A,
             3.00%, 12/7/98.................................           3,000,000
                                                                    ------------
                                                                      67,895,730
                                                                    ------------
Puerto Rico--2.1%
    1,500   Puerto Rico Gov't. Dev. Bank,
             2.85%, 12/14/98................................           1,500,000
                                                                    ------------
Total Investments
  (amortized cost--$69,395,730+)....................   98.6%        $ 69,395,730
Other Assets in Excess
  of Liabilities....................................    1.4              996,841
                                                     --------       ------------
Total Net Assets....................................  100.0%        $ 70,392,571
                                                     ========       ============

================================================================================

================================================================================

--------------------------------------------------------------------------------
NEW YORK MUNICIPAL PORTFOLIO
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Principal
Amount
(000)                                                                      Value
--------------------------------------------------------------------------------
New York--94.7%
$   1,400   Babylon IDA, RRR,
             OFS Equity Babylon Proj.,
             VRDN* (LC; Union Bank
             of Switzerland),
             3.15%, 12/1/98.................................        $  1,400,000
    3,100   Battery Park City Auth. Rev.,
             6.50%, 5/1/99 (A)..............................           3,136,590
    1,002   Dutchess Cnty. GO,
             4.00%, 6/15/99.................................           1,003,811
            Long Island Power Auth.,
             Elec. Sys. Rev.
    1,000    Ser. 3, (LC; Westdeutsche
             Landesbank),
             3.10%, 1/7/99..................................           1,000,000
      690    Sub. Ser. 6, VRDN*
             (LC; ABN-Amro Bank NV
             & Morgan Guaranty Trust),
             3.20%, 12/1/98.................................             690,000
      500   Massapequa USD TRAN's,
             3.80%, 6/30/99.................................             500,557
    1,000   Monroe Cnty. BAN's,
             4.00%, 7/23/99.................................           1,002,475
    1,600   Monroe Cnty. GO,
             Public Improvements,
             4.75%, 3/1/99..................................           1,606,805
            MTA Transit Facilities BAN's,
             Special Obligation,
             Ser. CP1-Sub. Ser. B,
             (LC; ABN-Amro Bank NV),
    1,000    3.00%, 1/14/99.................................           1,000,000
    3,000    3.05%, 2/5/99..................................           3,000,000
    3,000   Nassau Cnty. GO,
             General Improvements,
             Ser. T, (Insd.; FGIC),
             5.125%, 9/1/99.................................           3,039,164
            Nassau Cnty. IDA, VRDN*
             (LC; Morgan Guaranty Trust),
      500    Civic Facilities Rev.,
             Winthrop University Hosp. Proj.,
             3.30%, 12/1/98.................................             500,000
    1,200    Research Facilities Rev.,
             Cold Spring Harbor Lab. Proj.,
             3.30%, 12/1/98.................................           1,200,000
            New York City GO,
      250    Ser. B, VRDN*
             (Insd.; FGIC),
             3.50%, 12/1/98.................................             250,000


--------------------------------------------------------------------------------
Principal
Amount
(000)                                                                      Value
--------------------------------------------------------------------------------
$     100    Ser. B-Sub. Ser. B5, VRDN*
             (Insd.; MBIA),
             3.35%, 12/1/98.................................        $    100,000
      900    Ser. B-Sub. Ser. B6, VRDN*
             (Insd.; MBIA),
             3.35%, 12/1/98.................................             900,000
    1,000    Ser. B-Sub. Ser. B9,
             (Insd.; Chase Manhattan Bank),
             3.05%, 1/4/99..................................           1,000,000
      800    Sub. Ser. B2, VRDN*
             (LC; Morgan Guaranty Trust),
             3.50%, 12/1/98.................................             800,000
      600    Sub. Ser. B3, VRDN*
             (LC; Morgan Guaranty Trust),
             3.50%, 12/1/98.................................             600,000
    3,000   New York City Mun. Asst. Corp.,
             Sub. Ser. K-3, VRDN*
             (LC; Landesbank Hessen),
             2.70%, 12/2/98.................................           3,000,000
    1,440   New York City MWFA,
             Water & Sewer Sys. Rev.,
             Ser. A, VRDN* (Insd.; FGIC),
             3.75%, 12/1/98.................................           1,440,000
    1,200   New York City Transitional FAR,
             Future Tax, Ser. C, VRDN*
             3.30%, 12/1/98.................................           1,200,000
            New York City Trust CRR,
    2,000    Carnegie Hall Proj., VRDN*
             (LC; Westdeutsche Landesbank),
             3.20%, 12/2/98.................................           2,000,000
    1,700    Museum of Broadcasting Proj.,
             VRDN* (LC; Kredietbank NV),
             2.80%, 12/2/98.................................           1,700,000
    1,400   New York City Water Finance,
             Ser. 5B,
             3.25%, 12/7/98.................................           1,400,000
    1,000   New York City Water & Sewer,
             Ser. 4, (LC; Westdeutsche
             Landesbank),
             3.10%, 1/7/99..................................           1,000,000
            New York St. DAR,
      500    Cornell University,
             Ser. B, VRDN*
             3.30%, 12/1/98.................................             500,000
             Memorial Sloan-Kettering Cancer
             Center, (LC; Chase Manhattan Bank),
             Ser. 1989 A,
    2,300    2.90%, 1/21/99.................................           2,300,000
    1,000    3.40%, 12/7/98.................................           1,000,000

November 30, 1998
================================================================================
SCHEDULES OF INVESTMENTS(continued)
================================================================================

--------------------------------------------------------------------------------
NEW YORK MUNICIPAL PORTFOLIO (cont'd.)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Principal
Amount
(000)                                                                      Value
--------------------------------------------------------------------------------
New York (cont'd.)
$   1,325    Metropolitan Museum of Art Proj.,
             Ser. B, VRDN*
             2.80%, 12/2/98.................................        $  1,325,000
      505    Miriam Osborn Memorial Home Proj.,
             Ser. A, VRDN*
             (LC; Banque de Paribas),
             2.90%, 12/2/98.................................             505,000
            New York St. EFC,
    2,000    Ser. 1992A, 3.35%, 12/3/98.....................           2,000,000
    1,000    Ser. 1992A, 3.40%, 12/1/98.....................           1,000,000
    1,500    Ser. 1997A, 3.15%, 1/8/99......................           1,500,000
    3,000   New York St. ERDA, Gas Facilities Rev.,
             Brooklyn Union Gas Proj.,
             Ser. A2, VRDN*
             (Insd.; MBIA),
             3.05%, 12/2/98.................................           3,000,000
            New York St. ERDA, PCR,
    1,100    New York St. Elec. & Gas Proj.,
             Ser. D, VRDN*
             (LC; First National
             Bank of Chicago),
             3.10%, 12/1/98.................................           1,100,000
             Niagara Mohawk Power Corp.
             Proj., VRDN*
      300    (LC; Morgan Guaranty Trust),
             3.80%, 12/1/98.................................             300,000
    1,100    Ser. A,
             (LC; Toronto-Dominion Bank),
             3.30%, 12/1/98.................................           1,100,000
      600    Ser. B,
             (LC; Morgan Guaranty Trust),
             3.80%, 12/1/98.................................             600,000
      500    Ser. C,
             (LC; Canadian Imperial
             Bank of Commerce),
             3.35%, 12/1/98.................................             500,000
    1,300    Rochester Gas & Elec. Co. Proj.,
             Ser. A, VRDN*
             (Insd.; MBIA),
             2.80%, 12/2/98.................................           1,300,000


--------------------------------------------------------------------------------
Principal
Amount
(000)                                                                      Value
--------------------------------------------------------------------------------
            New York St. GO, Ser. U,
$     900    2.90%, 12/3/98.................................        $    900,000
    1,500    3.05%, 2/5/99..................................           1,500,000
    2,800   New York St. HFA,
             Service Contract Obligation Rev.,
             Ser. A, VRDN*
             (LC; Commerzbank AG),
             2.85%, 12/2/98.................................           2,800,000
             New York St. JDA, VRDN*
    1,240    Ser. A1-A13,
             3.15%, 12/1/98.................................           1,240,000
     995     Ser. B1-B21,
             3.15%, 12/1/98.................................             995,000
             New York St. LGAC,
    1,600    Ser. D, VRDN*
             (LC; Societe Generale),
             2.70%, 12/2/98.................................           1,600,000
    1,500    Ser. E, VRDN*
             (LC; Canadian Imperial
             Bank of Commerce),
             2.65%, 12/2/98.................................           1,500,000
            New York St. PAR,
    1,000    (LC; Commerzbank),
             3.00%, 2/9/99..................................           1,000,000
    3,000    Ser. 4,
             3.15%, 1/19/99.................................           3,000,000
            New York St. Thruway Auth.,
    1,560    Emergency Highway,
             Construction & Reconstruction,
             Ser. A, (Insd.; FSA),
             5.75%, 3/1/99..................................           1,570,476
    1,100    General Rev.,
             VRDN* (LC; FGIC),
             3.35%, 12/1/98.................................           1,100,000
      456   Niagara Cnty. IDA, IDR,
             Pyron Corp. Proj., VRDN*
             (LC; Chase Manhattan Bank),
             3.20%, 12/2/98.................................             456,000
             Port Auth. of New York & New Jersey,
      875    3.00%, 2/12/99.................................             875,000
             Versatile Structure Obl.,
    1,700    Ser. 2, VRDN*
             3.25%, 12/1/98.................................           1,700,000
     700     Ser. 5, VRDN*
             3.35%, 12/1/98.................................             700,000
    1,287   Rockland Cnty. GO,
             4.00%, 5/1/99..................................           1,292,284

================================================================================

================================================================================

--------------------------------------------------------------------------------
Principal
Amount
(000)                                                                      Value
--------------------------------------------------------------------------------
$   2,000  Sachem Central School Dist.
            Holbrook TAN's,
            4.00%, 6/25/99..................................        $  2,004,338
    1,000  Saint Lawrence Cnty. IDA, EIR,
            Reynolds Metals Co. Proj., VRDN*
            (LC; Royal Bank of Canada),
            3.20%, 12/2/98..................................           1,000,000
      495  Schenectady GO,
            Public Improvements,
            (Insd.; AMBAC),
            4.90%, 5/15/99..................................             497,391
    1,000  Suffolk Cnty. IDA, IDR,
            Nissequogue Cogen Ptnrs. Proj.,
            VRDN* (LC; Toronto-
            Dominion Bank),
            2.95%, 12/2/98..................................           1,000,000


--------------------------------------------------------------------------------
Principal
Amount
(000)                                                                     Value
--------------------------------------------------------------------------------
$     450  Wallkill IDA, PCR,
            Reynolds Metals Co. Proj.,
            VRDN* (LC; Dresdner
            Bank AG),
            3.40%, 12/2/98..................................        $    450,000
                                                                    ------------

                                                                      79,679,891
                                                                    ------------

Puerto Rico--1.2%
    1,000  Puerto Rico Gov't. Dev. Bank,
            2.90%, 12/17/98.................................           1,000,000
                                                                    ------------
Total Investments
  (amortized cost--$80,679,891+)....................   95.9%        $ 80,679,891
Other Assets in Excess
  of Liabilities....................................    4.1            3,468,414
                                                                    ------------
Total Net Assets....................................  100.0%        $ 84,148,305
                                                                    ============


--------------------------------------------------------------------------------
+ Federal income tax basis of portfolio securities is the same as for financial reporting purposes.
* Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specified date (such as a coupon date or interest payment date). Maturity date shown is date of next rate change.
** Floating rate securities are instruments whose interest rates vary with changes in a designated base rate (such as the prime interest rate). Maturity date shown reflects the later of the next interest rate date or the next put date.
(A) Pre-refunded to the date shown. Collateralized by U.S. Government securities and cash which are held in escrow and are used to pay principal and interest and to retire the bonds in full at the earliest refunding date.

See accompanying notes to financial statements.

November 30, 1998
================================================================================
SCHEDULES OF INVESTMENTS (concluded)
================================================================================

General Abbreviations:

AD          Apartment Development
AIR         Airport Improvement Revenue
AMBAC       American Mortgage Bond Assurance Corporation
BAN         Bond Anticipation Note
BFA         Business Finance Authority
CDR         Community Development Revenue
CFR         Civic Facility Revenue
CRR         Cultural Resources Revenue
CS          Credit Support
DA          Development Authority
DAR         Dormitory Authority Revenue
DWR         Department of Water Resources
EDA         Economic Development Authority
EDAR        Economic Development Authority Revenue
EDFAR       Economic Development Financing
             Authority Revenue
EDR         Economic Development Revenue
EEIR        Education Equipment & Improvement Revenue
EFAR        Educational Facilities Authority Revenue
EFC         Environmental Facilities Corporation
EFR         Electric Facilities Revenue
EIERA       Environmental Improvement & Energy
             Resource Authority
EIR         Environment Improvement Revenue
ELR         Educational Loan Revenue
ERDA        Energy Research & Development Authority
FA          Finance Authority
FAGR        Finance Agency Revenue
FAR         Finance Authority Revenue
FGIC        Financial Guaranty Insurance Corporation
FSA         Financial Security Assurance
GAR         General Authority Revenue
GFR         General Fund Revenue
GO          General Obligation
HAR         Hospital Authority Revenue
HDA         Housing Development Authority
HEA         Higher Education Authority
HEAA        Higher Education Assistance Revenue
HEL         Higher Education Loan
HF          Housing Finance
HFA         Housing Finance Authority
HFAMR       Housing Finance Agency Mortgage Revenue
HFASFR      Housing Finance Authority Single Family Revenue
HFC         Housing Finance Committee
HFDCR       Health Facilities Development Corporation Revenue
HFF         Health Facilities Financing
HFFAR       Health Facilities Financing Authority Revenue
HFR         Health Facilities Revenue
HHEFAR      Health & Higher Educational Facilities
             Authority Revenue
HR          Hospital Revenue
HMFA        Housing Mortgage Finance Authority
HMFC        Housing Mortgage Finance Corporation
ID          Industrial Development
IDA         Industrial Development Agency
IDB         Industrial Development Board
IDR         Industrial Development Revenue
IFA         Industrial Finance Agency
JDA         Job Development Authority
LC          Letter of Credit
LGAC        Local Government Assistance Corp.
MBIA        Municipal Bond Investors Assurance
MFA         Municipal Finance Authority
MFHR        Multiple Family Housing Revenue
MMR         Multiple Family Mortgage Revenue
MTA         Metropolitan Transportation Authority
MUD         Municipal Utility District
MUDER       Municipal Utility District Electric Revenue
MWFA        Municipal Water Finance Authority
MWFSSR      Municipal Water Finance Sewer System Revenue
PAR         Power Authority Revenue
PCC         Pollution Control Corporation
PCFA        Pollution Control Financing Authority
PCFR        Pollution Control Facilities Revenue
PCR         Pollution Control Revenue
PFA         Public Facility Authority
PPA         Public Power Authority
PPR         Public Power Revenue
PSA         Public School Authority
PSFG        Permanent School Fund Guaranty
PSR         Power Supply Revenue
RAN         Revenue Anticipation Note
RRR         Resource Recovery Revenue
SCD         Statewide Communities Development
SLMA        Student Loan Marketing Association
SLR         Student Loan Revenue
STR         Sales Tax Revenue
SWDR        Solid Waste Disposal Revenue
TA          Transportation Authority
TAN         Tax Anticipation Note
TRAN        Tax Revenue Anticipation Note
USD         Unified School District
WD          Water District
WDA         Waste Disposal Authority

                    This page was intentionally left blank.

November 30, 1998
===================================================================================================================================
STATEMENTS OF ASSETS AND LIABLILITES
===================================================================================================================================

                                           --------------      -------------     -------------      -------------     -------------
                                                                                    General          California         New York
                                              Primary           Government         Municipal          Municipal         Municipal
                                             Portfolio          Portfolio          Portfolio          Portfolio         Portfolio
                                           --------------      -------------     -------------      -------------     -------------
Assets
  Investments, at value
     (amortized cost --
     $2,515,901,430, $111,353,077,
     $162,897,340, $69,395,730 and
     $80,679,891, respectively)            $2,515,901,430      $ 111,353,077     $ 162,897,340      $  69,395,730     $  80,679,891
  Cash ................................           150,239             88,863            63,560             87,518            64,712
  Receivable from investments called ..                --                 --         6,100,000                 --                --
  Receivable from investments sold ....                --                 --                --                 --         1,500,000
  Receivable from capital stock sold ..        54,477,950            862,853         1,775,899            576,116         1,668,420
  Interest receivable .................         6,284,036             55,911         1,152,865            409,718           340,163
  Prepaid expenses and other assets ...           119,769             13,730            15,945              4,436             4,430
                                           --------------      -------------     -------------      -------------     -------------
  Total Assets ........................     2,576,933,424        112,374,434       172,005,609         70,473,518        84,257,616
                                           --------------      -------------     -------------      -------------     -------------


Liabilities
  Payable for capital stock redeemed ..           171,814             30,618               400                 --            10,379
  Investment advisory fee payable .....           114,457              6,105             9,006              3,858             4,568
  Distribution fee payable ............            70,166              3,087             4,699              1,929             2,284
  Dividends payable ...................         3,427,026            146,324           123,344             44,640            54,957
  Other payables and accrued
     expenses .........................           711,307             42,391            52,134             30,520            37,123
                                           --------------      -------------     -------------      -------------     -------------
  Total Liabilities ...................         4,494,770            228,525           189,583             80,947           109,311
                                           --------------      -------------     -------------      -------------     -------------
  Total Net Assets ....................    $2,572,438,654      $ 112,145,909     $ 171,816,026      $  70,392,571     $  84,148,305
                                           ==============      =============     =============      =============     =============

Composition of Net Assets
  Par value ($.0001 per share,
     10 billion shares
     authorized for each portfolio)..      $      257,248      $      11,217     $      17,191      $       7,042     $       8,417
  Paid-in-capital in excess of par ....     2,572,182,062        112,134,432       171,850,296         70,416,976        84,164,483
  Accumulated net realized gain
     (loss) on investments ............              (656)               260           (51,461)           (31,447)          (24,595)
                                           --------------      -------------     -------------      -------------     -------------
  Total Net Assets ....................    $2,572,438,654      $ 112,145,909     $ 171,816,026      $  70,392,571     $  84,148,305
                                           ==============      =============     =============      =============     =============

  Shares outstanding ..................     2,572,478,480        112,167,842       171,909,991         70,424,019        84,172,900
                                           --------------      -------------     -------------      -------------     -------------

  Net asset value per share ...........             $1.00              $1.00             $1.00              $1.00             $1.00
                                           ==============      =============     =============      =============     =============

See accompanying notes to financial statements.

Year ended November 30, 1998
===================================================================================================================================
STATEMENTS OF OPERATIONS
===================================================================================================================================

                                           --------------      -------------     -------------      -------------     -------------
                                                                                    General          California         New York
                                              Primary           Government         Municipal          Municipal         Municipal
                                             Portfolio          Portfolio          Portfolio          Portfolio         Portfolio
                                           --------------      -------------     -------------      -------------     -------------
Investment Income
  Interest.........................        $  126,036,448      $   5,204,436     $   5,719,947      $   2,125,059     $   2,616,666
                                           --------------      -------------     -------------      -------------     -------------

Operating Expenses
  Investment advisory fee..........             9,186,601            471,925           777,022            321,580           381,464
  Distribution fee.................             5,616,626            236,677           403,901            160,790           190,732
  Transfer and dividend
     disbursing agent fees.........             1,521,988             44,715            59,897             20,948            50,822
  Administrative services fee......             1,109,614             44,808            79,380             31,986            33,704
  Shareholder services fee.........               451,367             20,236            33,375             12,847            17,732
  Registration fees................               175,567             17,522            30,531              2,567             2,075
  Custodian fees...................               157,853             35,041            43,038             14,943            18,017
  Reports and notices to
     shareholders..................               146,025              3,140             4,711              1,570             1,570
  Audit fees.......................                47,862             14,372            14,636             14,290            14,297
  Directors' fees and expenses.....                33,961             27,230            27,248             27,219            27,224
  Legal fees.......................                31,784              1,304             2,220                874             1,013
  Miscellaneous....................               134,684              7,809            10,333              4,274             5,994
                                           --------------      -------------     -------------      -------------     -------------

     Total operating expenses......            18,613,932            924,779         1,486,292            613,888           744,644
     Less: Investment advisory
       fee waived..................                    --             (1,581)               --                 --                --
     Less: Expenses offset.........               (48,672)            (3,774)           (6,955)            (4,260)           (4,302)
                                           --------------      -------------     -------------      -------------     -------------

     Net operating expenses........            18,565,260            919,424         1,479,337            609,628           740,342
                                           --------------      -------------     -------------      -------------     -------------

       Net investment income.......           107,471,188          4,285,012         4,240,610          1,515,431         1,876,324
  Net realized gain (loss)
     on investments................                   449                523              (709)                --                --
                                           --------------      -------------     -------------      -------------     -------------

Net increase in net assets
  resulting from operations........        $  107,471,637      $   4,285,535     $   4,239,901      $   1,515,431     $   1,876,324
                                           ==============      =============     =============      =============     =============


See accompanying notes to financial statements.

===================================================================================================================
STATEMENTS OF CHANGES IN NET ASSETS
===================================================================================================================

                                       ------------------------------------    ------------------------------------
                                                Primary Portfolio                     Government Portfolio
                                       ------------------------------------    ------------------------------------

                                             Year ended November 30,                 Year ended November 30,
                                       ------------------------------------    ------------------------------------

                                             1998                1997                1998                1997
                                       ----------------    ----------------    ----------------    ----------------

Operations
  Net investment income ............   $    107,471,188    $     91,488,606    $      4,285,012    $      4,459,722
  Net realized gain (loss)
    on investments .................                449              (1,017)                523                (125)
                                       ----------------    ----------------    ----------------    ----------------

    Net increase in net assets
     resulting from operations .....        107,471,637          91,487,589           4,285,535           4,459,597
                                       ----------------    ----------------    ----------------    ----------------

Dividends and Distributions
  to Shareholders
  Net investment income ............       (107,471,188)        (91,488,606)         (4,285,012)         (4,459,722)
  Net realized gains ...............                 --                  --                  --                  --
                                       ----------------    ----------------    ----------------    ----------------

    Total dividends and
     distributions to shareholders .       (107,471,188)        (91,488,606)         (4,285,012)         (4,459,722)
                                       ----------------    ----------------    ----------------    ----------------

Capital Stock Transactions
  Net proceeds from sales ..........     14,416,847,565      13,181,820,880         642,903,095         654,106,085
  Reinvestment of dividends
    and distributions ..............        106,839,942          90,685,550           4,257,414           4,444,709
  Cost of shares redeemed ..........    (14,117,821,757)    (12,818,513,719)       (634,993,342)       (659,707,954)
                                       ----------------    ----------------    ----------------    ----------------

    Net increase (decrease) in
     net assets from capital stock
     transactions ..................        405,865,750         453,992,711          12,167,167          (1,157,160)
                                       ----------------    ----------------    ----------------    ----------------

  Total increase (decrease) in
    net assets .....................        405,866,199         453,991,694          12,167,690          (1,157,285)

Net Assets
  Beginning of year ................      2,166,572,455       1,712,580,761          99,978,219         101,135,504
                                       ----------------    ----------------    ----------------    ----------------

  End of year ......................   $  2,572,438,654    $  2,166,572,455    $    112,145,909    $     99,978,219
                                       ================    ================    ================    ================


See accompanying notes to financial statements.

==============================================================================================================

==============================================================================================================


----------------------------------    ----------------------------------    ----------------------------------
   General Municipal Portfolio          California Municipal Portfolio         New York Municipal Portfolio
----------------------------------    ----------------------------------    ----------------------------------

     Year ended November 30,               Year ended November 30,               Year ended November 30,
----------------------------------    ----------------------------------    ----------------------------------

     1998               1997               1998               1997               1998               1997
---------------    ---------------    ---------------    ---------------    ---------------    ---------------


$     4,240,610    $     3,642,482    $     1,515,431    $     1,517,212    $     1,876,324    $     1,701,134

           (709)            (1,853)                --               (593)                --               (794)
---------------    ---------------    ---------------    ---------------    ---------------    ---------------


      4,239,901          3,640,629          1,515,431          1,516,619          1,876,324          1,700,340
---------------    ---------------    ---------------    ---------------    ---------------    ---------------



     (4,240,610)        (3,642,482)        (1,515,431)        (1,517,212)        (1,876,324)        (1,701,134)
             --                 --                 --                 --                 --                 --
---------------    ---------------    ---------------    ---------------    ---------------    ---------------


     (4,240,610)        (3,642,482)        (1,515,431)        (1,517,212)        (1,876,324)        (1,701,134)
---------------    ---------------    ---------------    ---------------    ---------------    ---------------


  1,032,098,542        910,670,497        429,969,028        389,323,623        500,835,718        452,234,876

      4,223,116          3,612,892          1,513,776          1,513,811          1,879,639          1,646,954
 (1,001,476,568)      (899,591,683)      (416,803,566)      (388,484,165)      (491,805,768)      (440,638,442)
---------------    ---------------    ---------------    ---------------    ---------------    ---------------



     34,845,090         14,691,706         14,679,238          2,353,269         10,909,589         13,243,388
---------------    ---------------    ---------------    ---------------    ---------------    ---------------


     34,844,381         14,689,853         14,679,238          2,352,676         10,909,589         13,242,594


    136,971,645        122,281,792         55,713,333         53,360,657         73,238,716         59,996,122
---------------    ---------------    ---------------    ---------------    ---------------    ---------------

$   171,816,026    $   136,971,645    $    70,392,571    $    55,713,333    $    84,148,305    $    73,238,716
===============    ===============    ===============    ===============    ===============    ===============


November 30, 1998
================================================================================
NOTES TO FINANCIAL STATEMENTS
================================================================================

1. Organization and Significant Accounting Policies

     OCC Cash Reserves (the "Fund") is registered under the Investment Company Act of 1940 as an open-end management investment company. The Fund has five portfolios: the Primary Portfolio ("Primary"), the Government Portfolio ("Government"), the General Municipal Portfolio ("General"), the California Municipal Portfolio ("California") and the New York Municipal Portfolio ("New York"). Each Portfolio is considered to be a separate entity for financial reporting and tax purposes. OpCap Advisors (the "Adviser") and OCC Distributors (the "Distributor"), both subsidiaries of Oppenheimer Capital, serve as each Portfolio's adviser and distributor, respectively.

     The preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. The following is a summary of significant accounting policies consistently followed by the Fund in the financial statements:

     (a) Valuation of Investments

     Each Portfolio values its investments on the basis of amortized cost which approximates market value. The amortized cost method involves valuing a security at cost on the date of purchase and thereafter assuming a constant dollar amortization to maturity of the difference between the principal amount due at maturity and the initial cost of the security.

     (b) Federal Income Taxes

     Each Portfolio intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and distributes substantially all of its taxable and non-taxable income to its shareholders; accordingly, no Federal income tax provision is required.

     (c) Securities Transactions and Other Income

     Securities transactions are accounted for on the trade date. Cost of securities sold is determined on the basis of identified cost. Interest income is accrued as earned. Premiums are amortized and discounts are accreted to interest income over the lives of the respective securities.

     (d) Dividends and Distributions

     Dividends from net investment income are declared daily and paid monthly by each Portfolio. Distributions of net realized capital gains, if any, are declared and paid at least annually by each Portfolio.

     (e) Repurchase Agreements

     Each Portfolio may enter into repurchase agreements as part of its investment program. The Portfolios' custodian takes possession of the collateral pledged by the counterparty. The collateral is marked-to-market daily to ensure that the value, plus accrued interest, is at least equal to the repurchase price. In the event of default of the obligor to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

     (f) Expense Allocations

     Expenses specifically identifiable to a particular Portfolio are borne by that Portfolio. Other expenses are allocated to each Portfolio based on its net assets in relation to the total net assets of all applicable Portfolios or on another reasonable basis.

     (g) Expenses Offset

     The Fund benefits from expense offset arrangements with its custodian bank and transfer agent where uninvested cash balances earn credits that reduce monthly expenses. Had these cash balances been invested in income producing securities, they would have generated income for the Fund.

     (h) Directors' Fees and Expenses

     On October 19, 1998, the Fund adopted a retirement plan that provides for payments upon retirement to independent directors based on the average annual compensation paid to them during their five highest paid years of service. An independent director must serve for a minimum of seven years (or such lesser period as may be approved by the board) to become eligible to receive benefits. The effective date of the retirement plan is December 1, 1998, therefore, no expenses have been accrued for the year ended November 30, 1998.

================================================================================

================================================================================

2. Investment Advisory Fee and Distribution Fee

     (a) Under the Investment Advisory Agreement, each Portfolio pays the Adviser a monthly investment advisory fee at the annual rate of .50% on the first $100 million of average daily net assets, .45% on the next $200 million of average daily net assets, and .40% on average daily net assets in excess of $300 million. The Adviser is contractually obligated to waive its fees and/or reimburse operating expenses to the extent that total operating expenses of a Portfolio exceed 1.00% of its average daily net assets (net of expenses offset) for any fiscal year. For the year ended November 30, 1998, the Adviser waived $1,581 in investment advisory fees for Government.

     (b) Under the Distribution Assistance Plan, each Portfolio pays the Adviser a monthly fee at an annual rate of .25% of its average daily net assets and the Adviser uses such amounts in their entirety for (i) payments to broker-dealers, banks and other financial intermediaries for their distribution assistance provided to the Portfolio and (ii) otherwise promoting the sale of shares of the Fund.

3. Purchases and Sales of Securities

     For the year ended November 30, 1998, purchases and sales/maturities of investment securities were: Primary $17,067,449,527 and $16,813,395,669, respectively; Government $1,885,667,319 and $1,878,886,974, respectively; General $819,750,745 and $791,622,166, respectively; California $323,225,562 and
$308,194,000, respectively; and New York $408,422,740 and $400,246,025, respectively.

4. Financial Instruments and Associated Risks

     Each Portfolio invests in issues with a remaining maturity of thirteen months or less and are rated high quality by a nationally recognized statistical rating organization or, if not rated, are judged by the Adviser to be of comparable quality. Primary maintains portfolio diversification to reduce investment risk by not investing more than 25% of its total assets in securities of issuers conducting their principal business activities in any one industry, except that under normal circumstances at least 25% of its total assets will be invested in bank obligations. At November 30, 1998, major industry concentrations were as follows: Banking--32.8%, Finance--13.9%, Automotive-- 11.6%, Sovereign--9.1% and U.S. Government Agencies--7.5%. Government's portfolio is concentrated in issues of, or guaranteed by, the U.S. Government and/or its agencies and is diversified with respect to its investments in repurchase agreements. General maintains a diversified portfolio of short-term obligations issued by states, territories and possessions of the United States and by the District of Columbia and by their political subdivisions and duly constituted authorities. California and New York maintain portfolios of short-term obligations issued by the States of California and New York, respectively, and their political subdivisions. Effective July 1, 1998, and in accordance with Rule 2a-7, as amended, single state funds were required to be diversified with respect to 75% of their total assets. Accordingly, California and New York maintain diversified portfolios with respect to 75% of their total assets. Issuers' abilities to meet their obligations may be affected by economic and political developments in a specific state, region or industry. Certain short-term debt obligations held by the Portfolios may be entitled to the benefit of standby letters of credit or other guarantees of banks or other financial institutions.

5. Capital Loss Carryforward

     At November 30, 1998, accumulated net realized capital loss carryforwards available as a reduction against future net realized capital gains for Federal income tax purposes were: Primary--$656 which will expire in 2005. General--$51,461 of which $1,302 will expire in 1999, $13,801 will expire in 2000, $299 will expire in 2001, $33,497 will expire in 2003, $1,853 will expire in 2005 and $709 will expire in 2006. General had $29,512 in capital loss carryforwards expire on November 30, 1998. Such amount has been reclassed to additional paid-in capital to reflect General's federal tax cost basis of available accumulated realized capital loss carryforwards. California--$31,447 of which $730 will expire in 1999, $5,856 will expire in 2000, $1,137 will expire in 2001, $13,827 will expire in 2003, $9,304 will expire in 2004 and $593 will expire in 2005 and New York--$24,595 of which $3,198 will expire in 2000, $934 will expire in 2001, $19,669 will expire in 2003 and $794 will expire in 2005. Primary and Government utilized $449 and $263, respectively, of capital loss carryforwards for the year ended November 30, 1998. To the extent that these capital loss carryforwards are used to offset future net realized capital gains, the gains offset will not be distributed to shareholders.

================================================================================================================================
FINANCIAL HIGHLIGHTS (For a share outstanding throughout each year)
================================================================================================================================

                                                    INCOME FROM                                 DIVIDENDS
                                               INVESTMENT OPERATIONS                        AND DISTRIBUTIONS
                                       ------------------------------------  ---------------------------------------------------
                                                                             Dividends to
                           Net Asset                   Net         Total     Shareholders     Distributions     Total Dividends
                             Value,       Net        Realized    Income from    from Net      to Shareholders   and Distributions
                           Beginning   Investment   Gain/(Loss)   Investment   Investment        from Net               to
                            of Year      Income   on Investments  Operations     Income       Realized Gains       Shareholders
Primary Portfolio
  Year ended Nov. 30, 1998   $1.000      $0.048        $0.000       $0.048      ($0.048)              --             ($0.048)
  Year ended Nov. 30, 1997    1.000       0.047        (0.000)       0.047       (0.047)              --              (0.047)
  Year ended Nov. 30, 1996    1.000       0.046        (0.000)       0.046       (0.046)         ($0.000)             (0.046)
  Year ended Nov. 30, 1995    1.000       0.051         0.000        0.051       (0.051)          (0.000)             (0.051)
  Year ended Nov. 30, 1994    1.000       0.032         0.000        0.032       (0.032)          (0.000)             (0.032)

Government Portfolio
  Year ended Nov. 30, 1998   $1.000      $0.045        $0.000       $0.045      ($0.045)              --             ($0.045)
  Year ended Nov. 30, 1997    1.000       0.045        (0.000)       0.045       (0.045)              --              (0.045)
  Year ended Nov. 30, 1996    1.000       0.044        (0.000)       0.044       (0.044)         ($0.000)             (0.044)
  Year ended Nov. 30, 1995    1.000       0.049         0.000        0.049       (0.049)          (0.000)             (0.049)
  Year ended Nov. 30, 1994    1.000       0.031         0.000        0.031       (0.031)              --              (0.031)




                                                                 RATIOS TO
                                                                  AVERAGE
                                                                NET ASSETS
                           Net Asset           Net Assets, ----------------------
                            Value,               End of       Net           Net
                            End of     Total      Year     Operating    Investment
                             Year     Return*  (millions)  Expenses(3)    Income
Primary Portfolio
  Year ended Nov. 30, 1998  $1.000     4.90%    $2,572.4     0.83%(2)     4.78%(2)
  Year ended Nov. 30, 1997   1.000     4.85%     2,166.6     0.85%        4.75%
  Year ended Nov. 30, 1996   1.000     4.69%     1,712.6     0.91%        4.60%
  Year ended Nov. 30, 1995   1.000     5.19%     1,671.1     0.94%        5.07%
  Year ended Nov. 30, 1994   1.000     3.26%     1,453.8     0.91%        3.21%

Government Portfolio
  Year ended Nov. 30, 1998  $1.000     4.63%      $112.1     0.98%(1,2)   4.53%(1,2)
  Year ended Nov. 30, 1997   1.000     4.60%       100.0     0.98%(1)     4.51%(1)
  Year ended Nov. 30, 1996   1.000     4.51%       101.1     1.00%(1)     4.41%(1)
  Year ended Nov. 30, 1995   1.000     5.02%       108.6     1.00%(1)     4.91%(1)
  Year ended Nov. 30, 1994   1.000     3.12%       113.2     0.95%(1)     3.08%(1)


(1) During the years noted above, the Adviser waived a portion of its fees. If such waivers had not been in effect, the ratios of net operating expenses to average net assets and the ratios of net investment income to average net assets would have been 0.97% and 4.52%, respectively, for the year ended November 30, 1998, 0.99% and 4.50%, for the year ended November 30, 1997, 1.00% and 4.41%, respectively, for the year ended November 30, 1996, 1.02% and 4.89%, respectively, for the year ended November 30, 1995, and 0.97% and 3.06%, respectively, for the year ended November 30, 1994.
--------------------------------
(2) Average net assets for the year ended November 30, 1998 were $2,246,650,283 and $94,670,967 for the Primary and Government Portfolios, respectively.
(3) For fiscal periods ending after September 1, 1995, the ratios are calculated to include expenses offset by earnings credits (See Note 1g in Notes to Financial Statements).

*    Assumes reinvestment of all dividends and distributions.

=======================================================================================================

=======================================================================================================

                                                      INCOME FROM
                                                 INVESTMENT OPERATIONS
                                         ------------------------------------  Dividends to
                             Net Asset                   Net         Total     Shareholders
                               Value,       Net       Realized    Income from    from Net      Capital
                             Beginning   Investment  Gain/(Loss)   Investment   Investment   Contribution
                              of Year      Income  on Investments  Operations     Income      by Adviser
General Municipal Portfolio
  Year ended Nov. 30, 1998     $1.000     $0.026       ($0.000)      $0.026      ($0.026)           --
  Year ended Nov. 30, 1997      1.000      0.027        (0.000)       0.027       (0.027)           --
  Year ended Nov. 30, 1996      1.000      0.025         0.000        0.025       (0.025)           --
  Year ended Nov. 30, 1995      1.000      0.031         0.000        0.031       (0.031)           --
  Year ended Nov. 30, 1994      1.000      0.020        (0.000)       0.020       (0.020)           --


                                                                  RATIOS TO
                                                                   AVERAGE
                                                                  NET ASSETS
                             Net Asset          Net Assets,------------------------
                              Value,              End of      Net           Net
                              End of   Total       Year    Operating     Investment
                               Year   Return*   (millions)  Expenses(3)    Income
General Municipal Portfolio
  Year ended Nov. 30, 1998    $1.000    2.66%    $171.8     0.92%(2)      2.62%(2)
  Year ended Nov. 30, 1997     1.000    2.74%     137.0     0.96%(1)      2.70%(1)
  Year ended Nov. 30, 1996     1.000    2.56%     122.3     0.99%(1)      2.53%(1)
  Year ended Nov. 30, 1995     1.000    3.11%     116.0     0.93%(1)      3.07%(1)
  Year ended Nov. 30, 1994     1.000    2.04%     108.7     0.90%(1)      2.01%(1)

(1) During the years noted above, the Adviser waived a portion of its fees. If such waivers had not been in effect, the ratios of net operating expenses to average net assets and the ratios of net investment income to average net assets would have been 0.96% and 2.70%, respectively, for the year ended November 30, 1997, 0.99% and 2.53%, respectively, for the year ended November 30, 1996, 1.02% and 2.98%, respectively, for the year ended November 30, 1995 and 1.01% and 1.90%, respectively, for the year ended November 1994.


                                                       INCOME FROM
                                                  INVESTMENT OPERATIONS
                                          ------------------------------------  Dividends to
                              Net Asset                   Net         Total     Shareholders
                                Value,       Net       Realized    Income from    from Net      Capital
                              Beginning   Investment  Gain/(Loss)   Investment   Investment   Contribution
                               of Year      Income  on Investments  Operations     Income      by Adviser
California Municipal Portfolio
  Year ended Nov. 30, 1998      $1.000     $0.024           --        $0.024      ($0.024)           --
  Year ended Nov. 30, 1997       1.000      0.026      ($0.000)        0.026       (0.026)           --
  Year ended Nov. 30, 1996       1.000      0.024           --         0.024       (0.024)           --
  Year ended Nov. 30, 1995       1.000      0.031       (0.008)        0.023       (0.031)       $0.008
  Year ended Nov. 30, 1994       1.000      0.020       (0.000)        0.020       (0.020)           --

                                                                    RATIOS TO
                                                                     AVERAGE
                                                                    NET ASSETS
                               Net Asset          Net Assets,------------------------
                                Value,              End of      Net           Net
                                End of   Total       Year    Operating     Investment
                                 Year   Return*   (millions)  Expenses(3)    Income
California Municipal Portfolio
  Year ended Nov. 30, 1998      $1.000    2.39%     $70.4     0.95%(2)      2.36%(2)
  Year ended Nov. 30, 1997       1.000    2.68%      55.7     0.90%(1)      2.64%(1)
  Year ended Nov. 30, 1996       1.000    2.42%      53.4     0.85%(1)      2.42%(1)
  Year ended Nov. 30, 1995       1.000    3.10%      75.9     0.82%(1)      3.05%(1)
  Year ended Nov. 30, 1994       1.000    1.99%      61.3     0.85%(1)      1.99%(1)

(1) During the years noted above, the Adviser waived a portion of its fees. If such waivers had not been in effect, the ratios of net operating expenses to average net assets and the ratios of net investment income to average net assets would have been 0.96% and 2.58%, respectively, for the year ended November 30, 1997, 0.97% and 2.30%, respectively, for the year ended November 30, 1996, 0.95% and 2.92%, respectively, for the year ended November 30, 1995 and 0.97% and 1.87%, respectively, for the year ended November 1994.





                                                       INCOME FROM
                                                  INVESTMENT OPERATIONS
                                          ------------------------------------  Dividends to
                              Net Asset                   Net         Total     Shareholders
                                Value,       Net       Realized    Income from    from Net      Capital
                              Beginning   Investment  Gain/(Loss)   Investment   Investment   Contribution
                               of Year      Income  on Investments  Operations     Income      by Adviser
New York Municipal Portfolio
  Year ended Nov. 30, 1998      $1.000     $0.025            --       $0.025      ($0.025)         --
  Year ended Nov. 30, 1997       1.000      0.026       ($0.000)       0.026       (0.026)         --
  Year ended Nov. 30, 1996       1.000      0.025            --        0.025       (0.025)         --
  Year ended Nov. 30, 1995       1.000      0.030         0.000        0.030       (0.030)         --
  Year ended Nov. 30, 1994       1.000      0.019        (0.000)       0.019       (0.019)         --

                                                                   RATIOS TO
                                                                    AVERAGE
                                                                   NET ASSETS
                              Net Asset          Net Assets,------------------------
                               Value,              End of      Net           Net
                               End of   Total       Year    Operating     Investment
                                Year   Return*   (millions)  Expenses(3)    Income
New York Municipal Portfolio
  Year ended Nov. 30, 1998     $1.000    2.50%     $84.1     0.98%(2)      2.46%(2)
  Year ended Nov. 30, 1997      1.000    2.66%      73.2     0.98%(1)      2.63%(1)
  Year ended Nov. 30, 1996      1.000    2.50%      60.0     0.97%(1)      2.45%(1)
  Year ended Nov. 30, 1995      1.000    3.07%      52.3     0.79%(1)      3.02%(1)
  Year ended Nov. 30, 1994      1.000    1.92%      48.0     0.82%(1)      1.90%(1)

(1) During the years noted above, the Adviser waived a portion of its fees. If such waivers had not been in effect, the ratios of net operating expenses to average net assets and the ratios of net investment income to average net assets would have been 0.98% and 2.62%, respectively, for the year ended November 30, 1997, 0.98% and 2.44%, respectively, for the year ended November 30, 1996, 1.00% and 2.81%, respectively, for the year ended November 30, 1995 and 1.01% and 1.71%, respectively, for the year ended November 1994.
--------------------------------------
(2) Average net assets for the year ended November 30, 1998 were $161,560,481, $64,316,012 and $76,292,874 for the General, California and New York Municipal Portfolios, respectively.
(3) For fiscal periods ending after September 1, 1995, the ratios are calculated to include expenses offset by earnings credits (See Note 1g in Notes to Financial Statements).
*    Assumes reinvestment of all dividends and distributions.

================================================================================
REPORT OF INDEPENDENT ACCOUNTANTS
================================================================================

To the Shareholders and Board of Directors of OCC Cash Reserves

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Primary Portfolio, Government Portfolio, General Municipal Portfolio, California Municipal Portfolio and New York Municipal Portfolio (constituting OCC Cash Reserves, hereafter referred to as the "Portfolio") at November 30, 1998, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 1998 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York 10036
January 22, 1999

================================================================================
TAX INFORMATION (unuadited)
================================================================================

We are required by Subchapter M of the Internal Revenue Code of 1986, as amended, to advise you within 60 days of the Fund's fiscal year end (November 30, 1998) as to the Federal tax status of dividends and distributions received by shareholders during such fiscal year. Accordingly, we are advising you that per share dividends paid by the Primary and Government Portfolios amounting to $0.048 and $0.045, respectively, are subject to Federal income tax. Substantially all dividends paid by the General, California and New York Municipal Portfolios during the fiscal year were exempt from Federal income tax, although each of those Portfolios did invest in securities which paid interest subject to the Federal alternative minimum tax during its fiscal year. The portion of dividends paid to shareholders subject to such tax amounted to 30.8%, 18.1% and 16.6%, for the General, California and New York Municipal Portfolios, respectively.

Since the Portfolios' fiscal year is not the calendar year, you will be advised on IRS Form 1099 DIV as to the Federal tax status of the dividends received by you in calendar 1998. The amounts that will be reported will be the amounts to use on your 1998 Federal income tax return and will differ from the amounts which we must report for the Portfolio's fiscal year ended November 30, 1998. Enclosed with the mailing of this annual report is additional tax information, including a breakdown of the interest income derived by state for the General Municipal Portfolio and a quarterly breakdown of the percentage of income in the Government Portfolio qualifying for state tax pass-through treatment. The breakdown of interest by state for the General Municipal Portfolio may be of value in reducing a shareholder's state or local tax liability, if any. Shareholders are advised to consult with their own tax advisors as to the Federal, state and local tax status of income received.

==============================================================================================

          OCC                                                          OCC
     -------------                                                -------------
     CASH RESERVES                                                CASH RESERVES
     -------------                                                -------------
==============================================================================================
  Directors and Officers
  Joseph M. La Motta           Director, President
  Paul Y. Clinton              Director
  Thomas W. Courtney           Director
  Lacy B. Herrmann             Director                     o   Primary Portfolio
  George Loft                  Director                     o   Government Portfolio
  Everett Alcenat              Vice President               o   General Municipal Portfolio
  Bernard H. Garil             Vice President               o   California Municipal Portfolio
  John C. Giusio, Jr.          Vice President               o   New York Municipal Portfolio
  Matthew Greenwald            Vice President
  Benjamin Gutstein            Vice President
  Susan A. Murphy              Vice President                   Annual Report
  Richard L. Peteka            Treasurer
  Robert J. Brault             Assistant Treasurer              November 30, 1998
  Deborah Kaback               Secretary
  Maria Camacho                Assistant Secretary
  Thomas E. Duggan             Assistant Secretary

  Investment Adviser
  OpCap Advisors
  Two World Financial Center
  New York, NY 10281

  Distributor
  OCC Distributors
  Two World Financial Center
  New York, NY 10080

  Custodian, Transfer and
  Shareholder Servicing Agent
  State Street Bank and Trust Company
  P.O. Box 8505
  Boston, MA 02266

--------------------------------------------
  Table of Contents
  President's Letter.....................  1
  Investment Review......................  2
  Schedules of Investments...............  4
  Statements of Assets and Liabilities... 18
  Statements of Operations............... 19
  Statements of Changes in Net Assets.... 20
  Notes to Financial Statements.......... 22
  Financial Highlights................... 24
  Report of Independent Accountants...... 26                    Managed by
  Tax Information........................ 27                    OpCap Advisors
--------------------------------------------

This report is authorized for distribution only to shareholders and to others who have received a copy of the prospectus.

==============================================================================================